Operating segments (Details) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Segment revenue
Depreciation/Amortization	(103,485)	(121,250)	224,892	338,678
Segment operating loss	(2,758,627)	(3,443,817)	(5,963,360)	(7,600,831)
Segment loss for the period	₩ (2,997,895)	₩ (3,400,181)	₩ (6,141,476)	₩ (8,065,334)